SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Feb. 29, 2024
Supplemental Disclosures With Respect To Cash Flows
Disclosure of detailed information about supplemental disclosure with respect to cash flows [Table Text Block]
	Year ended	Year ended
	February 29	February 28
	2024	2023
	$	$
Supplemental cash-flow disclosure:
Interest	1,137,327	40,741
Income taxes	-	-

Supplemental non-cash disclosure:
Shares issued for exploration and evaluation assets acquisition	-	10,084,000
Reclassification of restricted share units vested	10,469,000	-
Reclassification of stock options exercised	561,349	3,132,758
Reclassification of warrants exercised	33,706	4,174,948